Additional Disclosures in the Statement of Cash Flows - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [line items]
Cash and deposits in banks	$ 4,344,460,177	$ 3,539,501,670	$ 3,446,479,254
Debt securities at fair value through profit or loss	48,986,749	133,124,475	383,160,804
Other debt securities	118,117,576	87,509,366	124,829,061
Loans and other financing	7,297,084	6,791,205	11,580,123
Cash and cash equivalents	$ 4,518,861,586	$ 3,766,926,716	$ 3,966,049,242	$ 6,689,916,820